Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2013
Real estate properties held for lease, net [Abstract]
Schedule of Real Estate Properties Held for Lease, Net
	December 31, 2012	December 31, 2013
	US$	US$
Elementary schools	3,393,339	3,498,308
Basement parking	1,926,678	1,986,277
Kindergartens	4,716,688	8,523,103
Parking facilities	15,984,868	11,390,228
Clubhouses	4,218,089	6,130,231
Shopping mall	-	37,503,375

Total costs	30,239,662	69,031,522

Accumulated depreciation	(7,035,836)	(8,621,341)

Real estate properties held for lease, net	23,203,826	60,410,181

Schedule Of Minimum Rental Receivables

As of December 31, 2013, minimum future rental income on non-cancellable leases (none of which contain any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2014	6,477,514
2015	6,771,892
2016	6,578,513
2017	6,351,952
2018 and thereafter	69,844,620

Total	96,024,491